Other Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Other Acquisitions

NOTE 3 – OTHER ACQUISITIONS

The following is a summary of the Company’s other acquisition activities. The operating results of the acquired businesses have been included in the accompanying consolidated financial statements of the Company from the respective acquisition dates. The purchase price of acquired businesses and acquired leased facilities resulted from negotiations with each of the sellers that were based upon both the historical and expected future cash flows of the respective businesses and real estate values. Each of these acquisitions was financed through operating cash flows and borrowings under the Company’s ABL Facility (as defined herein). Unaudited pro forma financial data related to the acquired businesses have not been presented because the acquisitions are not material, either individually or in the aggregate, to the Company’s consolidated financial statements.

	Allocation of purchase price
Acquisitions	Accounts receivable		Property and equipment		Goodwill	Identifiable intangible assets		Other assets		Deferred income taxes and other liabilities	Total cash purchase price
Year ended December 31, 2014:
Home health and hospice acquisition	$	−	$	−	$983	$	−	$	−	$833	$150
Acquisition of previously leased real estate		−		22,871	−		2,590		(2,280)	(373)	23,554
Other		−		−	104		−		−	(328)	432
	$	−		$22,871	$1,087		$2,590		$(2,280)	$132	$24,136
Year ended December 31, 2013:
Home health and hospice acquisitions		$22,470		$2,697	$89,710		$16,775		$4,587	$26,957	$109,282
Hospital rehabilitation services acquisition		2,226		53	5,315		6,622		1,383	1,840	13,759
Hospital acquisition		−		490	2,546		1,964		−	43	4,957
Acquisition of previously leased real estate		−		91,268	−		5,053		−	−	96,321
		$24,696		$94,508	$97,571		$30,414		$5,970	$28,840	$224,319
Year ended December 31, 2012:
Home health and hospice acquisitions		$10,867		$1,420	$61,334		$18,475		$1,125	$18,412	$74,809
Acquisition of previously leased real estate		−		103,403	−		−		−	−	103,403
		$10,867		$104,823	$61,334		$18,475		$1,125	$18,412	$178,212

The fair value of each of the acquisitions noted above was measured primarily using discounted cash flow methodologies which are considered Level 3 inputs (as described in Note 18).

For the three years ended December 31, 2014, the Company incurred $18.0 million, $2.1 million and $2.2 million, respectively, in transaction costs. Transaction costs incurred for the year ended December 31, 2014 totaled $10.8 million related to the Gentiva Merger. These costs were charged to general and administrative expenses for the periods incurred.

On January 1, 2015, the Company completed the acquisition of Centerre Healthcare Corporation (“Centerre”) for a purchase price of approximately $195 million in cash, which was recorded as an acquisition deposit at December 31, 2014. Centerre operates 11 inpatient rehabilitation hospitals with 614 beds through partnerships.